GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of total revenues and long-lived assets by geographic area

The following represents the total revenue for the years ended December 31, 2022, 2021 and 2020 and long-lived assets as of December 31, 2022 and 2021:

	Year ended December 31,
	2022	2021	2020
Revenue from sales to customers:

Europe	$7,500	$6,000	$2,000

Total revenue	$7,500	$6,000	$2,000
	December 31,
	2022	2021
Long-lived assets:

Israel	$3,239	$3,787
United States	119	118

Total long-lived assets	$3,358	$3,905

Schedule of sales to single customer xxceeding 10%:a
	Year ended December 31,
	2022	2021	2020
Sales to a single customer exceeding 10%:

Customer A	100%	100%	100%